9. Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income And Social Contribution Taxes Tables
Deferred taxes
	2017	2016

Assets - Deferred income and social contribution taxes on:
Provision for impairment of assets	47,592	46,254
Provisions for tax, civil, and labor risks	145,767	163,096
Provision for post-employment benefits	81,199	54,185
Provision for differences between cash and accrual basis	40,755	18,452
Goodwill	14,234	17,823
Business combination – fiscal basis vs. accounting basis of goodwill	74,972	68,064
Provision for asset retirement obligation	19,111	23,419
Other provisions	146,002	136,463
Tax losses and negative basis for social contribution carryforwards (d)	201,471	78,682

Total	771,103	606,438
Offset the liabilities balance	(225,492)	(189,094)
Net balance of assets	545,611	417,344

Liabilities - Deferred income and social contribution taxes on:
Revaluation of property, plant, and equipment	2,109	2,640
Lease	3,361	3,899
Provision for differences between cash and accrual basis	44,440	59,264
Provision for goodwill/negative goodwill	131,811	74,895
Business combination – fair value of assets	45,414	46,202
Temporary differences of foreign subsidiaries	955	2,290
Other provisions	35,926	7,549

Total	264,016	196,739
Offset the assets balance	(225,492)	(189,094)
Net balance of liabilities	38,524	7,645

Changes in balance of deferred taxes
	2017	2016	2015

Initial balance	409,699	292,989	309,726
Deferred IRPJ and CSLL recognized in income of the year	83,029	100,505	(14,813)
Deferred IRPJ and CSLL recognized in other comprehensive income	13,389	18,938	(2,250)
Deferred IRPJ and CSLL recognized in business combination	(610)	-	-
Others	1,580	(2,733)	326

Final balance	507,087	409,699	292,989

Recovery of deferred tax assets

Up to 1 Year	207,210
From 1 to 2 Years	79,790
From 2 to 3 Years	139,314
From 3 to 5 Years	94,397
From 5 to 7 Years	194,627
From 7 to 10 Years	55,765

Total of deferred tax assets relating to IRPJ and CSLL	771,103

Reconciliation of taxes
	2017	2016	2015

Income (loss) before taxes and share of profit (loss) of joint ventures, and associates	2,392,624	2,263,134	2,258,192
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(813,492)	(769,466)	(767,785)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(105,017)	(57,961)	(70,540)
Nontaxable revenues (ii)	19,084	7,561	3,753
Adjustment to estimated income (iii)	10,844	14,218	12,926
Interest on equity (iv)	(550)	(364)	-
Other adjustments	1,104	7,108	4,874
Income and social contribution taxes before tax incentives	(888,027)	(798,904)	(816,772)

Tax incentives - SUDENE	48,598	98,912	82,436
Income and social contribution taxes in the income statement	(839,429)	(699,992)	(734,336)

Current	(922,458)	(800,497)	(719,523)
Deferred	83,029	100,505	(14,813)

Effective IRPJ and CSLL rates - %	35.0	30.9	32.5

Tax incentives
Subsidiary	Units	Incentive - %	Expiration

Bahiana Distribuidora de Gás Ltda.	Aracaju base (1)	75	2017
	Suape base	75	2018
	Mataripe base	75	2024
	Caucaia base	75	2025

Terminal Químico de Aratu S.A. – Tequimar	Suape terminal	75	2020
	Aratu terminal	75	2022
	Itaqui terminal	75	2025

Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Camaçari plant	75	2021

Oxiteno Nordeste S.A. Indústria e Comércio	Camaçari plant (2)	75	2026

Empresa Carioca de Produtos Químicos S.A.	Camaçari plant (3)	75	2026